Income tax expense (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Related Party Transactions Details Narrative
Net income (loss) before income taxes	CAD (8,725,051)	CAD 5,688,136	CAD (1,563,361)
Canadian statutory income tax rate	27.00%	26.00%	25.00%
Income tax (recovery) at statutory income tax rate	CAD (2,355,764)	CAD 1,478,915	CAD (390,840)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	223,463	407,593	176,719
Change in statutory tax rates		(511,508)
Foreign exchange adjustment	112,581	(489,665)	(185,093)
Foreign tax credit benefit	(256,500)	(1,755,678)
Other	(271,676)	(318,664)	12,474
Effective Income Tax Rate Reconciliation, Nondeductible Expense	(2,547,896)	(1,189,007)	(387,040)
Change in valuation allowance	2,547,896	(5,633,993)	387,040
Income tax expense (recovery) Deferred		(6,823,000)
Income taxes paid in foreign jurisdictions	374,511	1,970,908
Income tax expense (recovery)	CAD 374,511	CAD (4,852,092)